Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Cash flows from (used in) Operating
Net loss	$ (31,725)	$ (22,667)
Adjustments for
Depreciation of property and equipment	237	247
Amortization of intangible assets and other asset	8,062	7,832
Amortization of right-of-use assets	449	441
Share-based compensation for stock option plan and stock appreciation rights	1,932	1,427
(Reversal) write-down of inventories	(30)	917
Change in fair value of derivative financial assets	(212)	166
Change in fair value of liability related to deferred stock unit plan	209	(157)
Interest on convertible unsecured senior notes	3,306	3,306
Interest income	(195)	(299)
Foreign exchange	890	(549)
Accretion expense	2,358	2,056
Cash flows from (used in) operations before changes in working capital	(14,719)	(7,280)
Change in operating assets and liabilities
Trade and other receivables	1,852	(2,253)
Tax credits and grants receivable	323	(749)
Inventories	(4,187)	(4,872)
Prepaid expenses and deposits	(5,569)	(1,297)
Accounts payable and accrued liabilities	5,549	3,438
Provisions	2,226	(537)
Income taxes payable	44	16
Deferred revenue	4	(20)
Increase (decrease) in working capital	242	(6,274)
Total cash used in operating activities	(14,477)	(13,554)
Financing activities
Repayment of long-term obligations	(5,000)	(3,500)
Proceeds from exercise of stock options	595	145
Proceeds from exercise of warrants	742
Proceeds from issue of common shares and warrants	46,002
Share issue costs	3,394
Interest paid on convertible unsecured senior notes	(3,306)	(3,306)
Deferred financing costs	447
Payment of lease liability	(635)	(568)
Total cash from (used in) financing activities	34,557	(7,229)
Investing activities
Acquisition of intangible assets	(39)
Acquisition of property and equipment	(127)	(32)
Proceeds from sale of bonds and money market funds	640	4,506
Acquisition of bonds and money market funds	(12,756)	(59)
Interest received	(172)	401
Acquisition of derivative financial assets	0	(40)
Total cash from (used in) investing activities	(12,454)	4,776
Net change in cash	7,626	(16,007)
Cash, beginning of year	12,737	28,661
Effect of foreign exchange on cash	36	83
Cash, end of year	$ 20,399	$ 12,737